Cover	Mar. 22, 2024
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ShiftPixy, Inc. (the “Company”) is filing this Current Report on Form 8-K/A to amend the Company's Current Report on Form 8-K filed on March 26, 2024 (the “Original Form 8-K”) in order to supplement the disclosure, and file a copy of the Asset Purchase Agreement entered into on March 22, 2024 and addendum entered into on April 30, 2024. There are no other changes to the information contained in the Original Form 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Mar. 22, 2024
Entity Ex Transition Period	false
Entity File Number	001-37954
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	4101 NW 25th Street
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33142
City Area Code	888
Local Phone Number	798-9100
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PIXY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false